Deposits	12 Months Ended
Jun. 30, 2025
Deposits [Abstract]
DEPOSITS

NOTE G - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2025	2024
Non-interest bearing checking accounts	$11,805	$15,428
Interest bearing transaction accounts
Checking accounts	17,567	16,749
Savings Accounts	43,001	39,221
Money market demand deposits	5,615	8,169
Total interest bearing transaction accounts	66,183	64,139
Total demand, transaction and passbook deposits	77,988	79,567
Certificates of deposit	199,575	176,572
Total deposits	$277,563	$256,139

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2025
2026	$166,788
2027	28,861
2028	3,332
2029	269
2030 and thereafter	325
$199,575

At June 30, 2025 and 2024, the Company had certificate of deposit accounts with balances equal to or in excess of $250,000 totaling approximately $34.6 million and $21.0 million, respectively. Brokered certificates of deposit totaled $44.0 million at June 30, 2025 compared to 52.0 million at June 30, 2024.